Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 0	SFr 30
Proceeds from transfer of assets	999	4,862
Cash received on interests that continue to be held	26	21
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	62	22
Proceeds from transfer of assets	20,876	11,373
Purchases of previously transferred financial assets or their underlying collateral	(1,072)	0
Servicing fees	1	1
Cash received on interests that continue to be held	430	457
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	47	61
Proceeds from transfer of assets	6,802	4,766
Purchases of previously transferred financial assets or their underlying collateral	(699)	(638)
Servicing fees	81	72
Cash received on interests that continue to be held	7	11
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	0	30
Proceeds from transfer of assets	999	4,862
Cash received on interests that continue to be held	26	21
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	62	22
Proceeds from transfer of assets	20,876	11,373
Purchases of previously transferred financial assets or their underlying collateral	(1,072)	0
Servicing fees	1	1
Cash received on interests that continue to be held	430	457
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	47	61
Proceeds from transfer of assets	6,802	4,766
Purchases of previously transferred financial assets or their underlying collateral	(699)	(638)
Servicing fees	81	72
Cash received on interests that continue to be held	SFr 7	SFr 11